Financial Assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial Assets
10	FINANCIAL ASSETS

10.1	Held-to-maturity securities

	As at 31 December 2021	As at 31 December 2020
	RMB million	RMB million
Debt securities
Government bonds	349,370	265,198
Government agency bonds	911,451	617,515
Corporate bonds	209,627	201,988
Subordinated bonds	63,305	104,668

Total	1,533,753	1,189,369

Debt securities
Listed in Mainland, PRC	246,134	215,671
Listed in Hong Kong, PRC	87	148
Listed overseas	44	70
Unlisted (i)	1,287,488	973,480

Total	1,533,753	1,189,369

(i)	Unlisted debt securities include those traded on the Chinese interbank market.
As at 31 December 2021, no accumulated impairment loss for the investment of held-to-maturity
securities has been recognised by the Group (2020: RMB 20 million).

	As at 31 December 2021			As at 31 December 2020
	Level 1	Level 2	Total	Level 1	Level 2	Total
Debt securities - fair value hierarchy	RMB million	RMB million	RMB million	RMB million	RMB million	RMB million
Government bonds	68,300	314,113	382,413	37,134	238,636	275,770
Government agency bonds	74,241	895,343	969,584	71,715	559,488	631,203
Corporate bonds	7,911	211,882	219,793	4,433	205,440	209,873
Subordinated bonds	—	66,481	66,481	12,332	96,362	108,694

Total	150,452	1,487,819	1,638,271	125,614	1,099,926	1,225,540

Debt securities - Contractual maturity schedule	As at 31 December 2021 RMB million	As at 31 December 2020 RMB million
Maturing:
Within one year	55,370	25,520
After one year but within five years	147,786	146,463
After five years but within ten years	163,479	206,134
After ten years	1,167,118	811,252

Total	1,533,753	1,189,369

10.2	Loans

	As at 31 December 2021	As at 31 December 2020
	RMB million	RMB million
Policy loans (i)	236,209	200,730
Other loans	433,697	460,248

Total	669,906	660,978

Impairment	(3,819)	(2,443)

Net value	666,087	658,535

	As at 31 December 2021	As at 31 December 2020
	RMB million	RMB million
Maturing:
Within one year	348,940	231,291
After one year but within five years	182,493	287,196
After five years but within ten years	106,319	114,885
After ten years	32,154	27,606

Total	669,906	660,978

Impairment	(3,819)	(2,443)

Net value	666,087	658,535

(i)	As at 31 December 2021, maturities of policy loans were within 6 months (as at 31 December 2020: same).

10.3	Term deposits

	As at 31 December 2021	As at 31 December 2020
	RMB million	RMB million
Maturing:
Within one year	135,301	63,090
After one year but within five years	394,187	480,848
After five years but within ten years	—	1,740

Total	529,488	545,678

As at 31 December 2021, the Group’s term deposits of RMB
2,641
million(as at 31 December 2020: RMB
750
million) were deposited in banks for risk reserves of enterprise annuity fund investments, risk reserves of personal endowment security management business and backing overseas borrowings, which are restricted to use.
10.4	Statutory deposits - restricted

	As at 31 December 2021	As at 31 December 2020
	RMB million	RMB million
Contractual maturity schedule:
Within one year	1,720	—
After one year but within five years	4,613	6,333

Total	6,333	6,333

Insurance companies in China are required to deposit an amount that equals 20% of their registered capital with banks in compliance with regulations of the CBIRC. These funds may not be used for any purpose other than for paying off debts during liquidation proceedings.

10.5	Available-for-sale securities

	As at 31 December 2021	As at 31 December 2020
	RMB million	RMB million
Available-for-sale securities, at fair value
Debt securities
Government bonds	58,561	49,256
Government agency bonds	259,753	169,013
Corporate bonds	203,147	136,025
Subordinated bonds	111,029	81,795
Others (i)	161,054	144,721

Subtotal	793,544	580,810

Equity securities
Funds	94,895	97,476
Common stocks	256,441	301,249
Preferred stocks	52,127	53,778
Wealth management products	5,005	13,013
Others (i)	206,996	148,671

Subtotal	615,464	614,187

Available-for-sale securities, at cost
Equity securities
Others (i)	20,279	20,606

Total	1,429,287	1,215,603

(i)	Other available-for-sale securities mainly include unlisted equity investments, private equity funds, trust schemes and perpetual bonds.
10.5	Available-for-sale securities (continued)

	As at 31 December 2021	As at 31 December 2020
	RMB million	RMB million
Debt securities
Listed in Mainland, PRC	86,145	42,154
Unlisted	707,399	538,656

Subtotal	793,544	580,810

Equity securities
Listed in Mainland, PRC	238,155	200,254
Listed in Hong Kong, PRC	75,694	108,493
Listed overseas	28	278
Unlisted	321,866	325,768

Subtotal	635,743	634,793

Total	1,429,287	1,215,603

Unlisted debt securities include those traded on the Chinese interbank market and those not publicly traded. Unlisted equity securities include those not traded on stock exchanges, which are mainly open-ended funds with public market price quotations, wealth management products and private equity funds.

	As at 31 December 2021	As at 31 December 2020
Debt securities - Contractual maturity schedule	RMB million	RMB million
Maturing:
Within one year	36,597	36,870
After one year but within five years	179,476	125,202
After five years but within ten years	318,992	271,394
After ten years	258,479	147,344

Total	793,544	580,810

10.6	Securities at fair value through profit or loss

	As at 31December 2021	As at 31December 2020
	RMB million	RMB million
Debt securities
Government bonds	1,393	1,638
Government agency bonds	7,989	4,422
Corporate bonds	90,425	86,803
Others	43,250	2,752

Subtotal	143,057	95,615

Equity securities
Funds	17,794	16,835
Common stocks	45,649	48,858
Others	271	262

Subtotal	63,714	65,955

Total	206,771	161,570

Debt securities
Listed in Mainland, PRC	29,934	32,333
Listed in Hong Kong, PRC	23	72
Listed overseas	273	262
Unlisted	112,827	62,948

Subtotal	143,057	95,615

Equity securities
Listed in Mainland, PRC	45,817	51,629
Listed in Hong Kong, PRC	736	80
Listed overseas	4,849	4,213
Unlisted	12,312	10,033
Subtotal	63,714	65,955

Total	206,771	161,570

Unlisted debt securities include those traded on the Chinese interbank market and those not publicly traded. Unlisted equity securities include those not traded on stock exchanges, which are mainly open-ended funds with public market price quotations.
10.7	Securities purchased under agreements to resell

	As at 31 December 2021	As at 31 December 2020
	RMB million	RMB million
Maturing:
Within 30 days	11,896	7,947
Above 30 days	1,019	—

Total	12,915	7,947

10.8	Accrued investment income

	As at 31 December 2021	As at 31 December 2020
	RMB million	RMB million
Bank deposits	12,735	12,570
Debt securities	31,900	26,454
Others	6,462	6,176

Total	51,097	45,200

Current	49,031	44,197
Non-current	2,066	1,003

Total	51,097	45,200